Deferred expenses (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Amounts Arising From Insurance Contracts

	2020	2019

DPAC for insurance contracts and investment contracts with discretionary participation features	8,253	9,974

Deferred cost of reinsurance	141	389

Deferred transaction costs for investment management services	404	442
At December 31	8,799	10,806

Current	679	884
Non-current	8,120	9,921

Summary of Deferred Costs Arising From Insurance Contracts

	2020			2019
		Deferred	Deferred		Deferred	Deferred
		costs of	transaction		costs of	transaction
	DPAC	reinsurance	costs	DPAC	reinsurance	costs

At January 1	9,974	389	442	10,461	23	431

Costs deferred during the year	725	(4)	20	807	360	24

Amortization through income statement	(753)	(24)	(23)	(754)	17	(22)

Shadow accounting adjustments	(950)	(17)	-	(659)	(11)	-

Impairments	-	-	-	(65)	-	-

Net exchange differences	(739)	(1)	(36)	223	-	9

Disposal of Group Assets	-	-	-	(35)	-	-

Other	(4)	(202)	-	(5)	-	-
At December 31	8,253	141	404	9,974	389	442